Vanguard Massachusetts Tax-Exempt Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide a high level of current income that is exempt from both federal and Massachusetts personal income taxes. The Fund is intended for Massachusetts residents only.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Massachusetts Tax-Exempt Fund Retail) Vanguard Massachusetts Tax-Exempt Fund (USD $)	Vanguard Massachusetts Tax-Exempt Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Massachusetts Tax-Exempt Fund Retail) Vanguard Massachusetts Tax-Exempt Fund	Vanguard Massachusetts Tax-Exempt Fund - Investor Shares
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.17%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Massachusetts Tax-Exempt Fund Retail) Vanguard Massachusetts Tax-Exempt Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Massachusetts Tax-Exempt Fund - Investor Shares	17	55	96	217

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13%.

Primary Investment Strategies

The Fund invests primarily in high-quality municipal bonds issued by Massachusetts state and local governments and regional governmental authorities. At least 80% of the Fund's assets will be invested in securities whose income is exempt from federal and Massachusetts taxes. Although the Fund has no limitations on the maturities of individual securities, its dollar-weighted average maturity is expected to be between 10 and 25 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

State-specific risk, which is the chance that developments in Massachusetts will adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by Massachusetts and its municipalities, it is more vulnerable to unfavorable developments in Massachusetts than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Massachusetts municipal market.

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally low for long-term bond funds.

Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Call risk is generally high for long-term bond funds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it invests mainly in bonds that are considered to be of high quality.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few securities. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally high for long-term bond funds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Massachusetts Tax-Exempt Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.60% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -4.37% (quarter ended December 31, 2010 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Massachusetts Tax-Exempt Fund Retail) Vanguard Massachusetts Tax-Exempt Fund	One Year	Five Years	Ten Years
Vanguard Massachusetts Tax-Exempt Fund - Investor Shares	10.41%	4.69%	4.97%
Vanguard Massachusetts Tax-Exempt Fund - Investor Shares Return After Taxes on Distributions	10.41%	4.69%	4.97%
Vanguard Massachusetts Tax-Exempt Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	8.07%	4.58%	4.87%
Vanguard Massachusetts Tax-Exempt Fund - Investor Shares Barclays Capital MA Municipal Bond Index	10.52%	5.58%	none
Vanguard Massachusetts Tax-Exempt Fund - Investor Shares Barclays Capital Municipal Bond Index	10.70%	5.22%	5.38%
Vanguard Massachusetts Tax-Exempt Fund - Investor Shares Spliced MA Tax-Exempt Index	10.52%	5.58%	5.50%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.